Debt	12 Months Ended
Dec. 31, 2019
Debt Instrument [Line Items]
Debt

Long-term debt
$ in millions	Interest Rate	Maturity	December 31, 2019	December 31, 2018
First Mortgage Bonds	3.95%	2049	$425.0	$—
Term loan - rates from: 3.57% - 4.82% (a) and 4.00% - 4.60% (b)		2022	—	436.1
Tax-exempt First Mortgage Bonds - rates from: 2.49% - 2.93% (a) and 1.29% - 1.42% (b)		2020	140.0	140.0
U.S. Government note	4.2%	2061	17.5	17.7
Unamortized deferred financing costs			(5.4)	(6.3)
Unamortized debt discounts and premiums, net			(2.7)	(1.4)
Total long-term debt at subsidiary			574.4	586.1

Senior unsecured bonds	6.75%		—	99.0
Senior unsecured bonds	7.25%	2021	380.0	780.0
Senior unsecured bonds	4.35%	2029	400.0	—
Note to DPL Capital Trust II (c)	8.125%	2031	15.6	15.6
Unamortized deferred financing costs			(5.9)	(4.3)
Unamortized debt discounts and premiums, net			(1.0)	(0.5)
Total long-term debt			1,363.1	1,475.9
Less: current portion			(139.8)	(103.6)
Long-term debt, net of current portion			$1,223.3	$1,372.3

(a)	Range of interest rates for the year ended December 31, 2019.

(b)	Range of interest rates for the year ended December 31, 2018.

(c)	Note payable to related party. See Note 12 – Related Party Transactions for additional information.

At December 31, 2019, maturities of long-term debt are summarized as follows:

Due during the years ending December 31,
$ in millions
2020	$140.2
2021	380.2
2022	0.2
2023	0.2
2024	0.2
Thereafter	857.1
1,378.1
Unamortized discounts and premiums, net	(3.7)
Deferred financing costs, net	(11.3)
Total long-term debt	$1,363.1

Premiums or discounts recognized at the Merger date are amortized over the life of the debt using the effective interest method.

Revolving Credit Facilities
At December 31, 2019 DPL had outstanding borrowings on its revolving credit facility of $104.0 million and at December 31, 2018 there were no outstanding borrowings on its revolving credit facility. At December 31, 2019 DP&L had outstanding borrowings on its revolving credit facility of $40.0 million and at December 31, 2018 there were no outstanding borrowings on its revolving credit facility.

Significant Transactions
On June 19, 2019, DP&L amended and restated its unsecured revolving credit facility. The revolving credit facility has a $175.0 million borrowing limit, with a $75.0 million letter of credit sublimit, a feature that provides DP&L the ability to increase the size of the facility by an additional $100.0 million, a maturity date of June 2024, and a provision that provides DP&L the option to request up to two one-year extensions of the maturity date.

On June 6, 2019, DP&L closed on a $425.0 million issuance of First Mortgage Bonds due 2049. These new bonds carry an interest rate of 3.95%. The proceeds of this issuance were used to repay in full the outstanding principal of $435.0 million of DP&L's variable rate Term Loan B credit agreement.

On June 19, 2019, DPL amended and restated its secured revolving credit facility. The revolving credit facility has a $125.0 million borrowing limit, with a $75.0 million letter of credit sublimit, a feature that provides DPL the ability to increase the size of the facility by an additional $50.0 million, and a maturity date of June 2023.

On April 17, 2019, DPL closed a $400.0 million issuance of senior unsecured notes. These notes carry an interest rate of 4.35% and mature on April 15, 2029. Proceeds from the issuance and cash on hand were used to settle a partial redemption for $400.0 million of DPL's 7.25% senior unsecured notes maturing October 15, 2021, as discussed below. After the redemption, the DPL 7.25% senior notes due in 2021 have an outstanding balance of $380.0 million.

On April 8, 2019, DPL issued a Notice of Partial Redemption to the Trustee (Wells Fargo Bank N.A.) on the DPL 7.25% Senior Notes due 2021. DPL redeemed $400.0 million of the $780.0 million outstanding principal amount of these notes on May 7, 2019. These bonds were redeemed at par plus accrued interest and a make-whole premium of $41.4 million.

On March 4, 2019, DPL issued a Notice of Full Redemption to the Trustee (U.S. Bank) on the DPL 6.75% Senior Notes due 2019. DPL redeemed the remaining $99.0 million outstanding principal amount of these notes on April 4, 2019. These bonds were redeemed at par plus accrued interest and a make-whole premium of $1.5 million with cash on hand.

On March 30, 2018, DPL issued a Notice of Partial Redemption to the Trustee (U.S. Bank) on the DPL 6.75% Senior Notes due 2019. DPL notified the trustee that it was calling $101.0 million of the $200.0 million outstanding principal amount of these notes. These bonds were redeemed at par plus accrued interest and a make-whole premium of $5.1 million on April 30, 2018 with cash on hand.

On March 30, 2018, DP&L commenced a redemption of $60.0 million of outstanding tax exempt First Mortgage Bonds due 2020 at par value (plus accrued and unpaid interest). These bonds were redeemed at par plus accrued interest on April 30, 2018 with cash on hand.

On March 27, 2018, DPL made a $70.0 million prepayment to eliminate the outstanding balance of its bank term loan in full. As of March 31, 2018, the term loan was fully paid off.

On January 3, 2018, DP&L and its lenders amended DP&L's Term Loan B credit agreement. The amendment (a) modified the definition of "applicable rate", from 2.25% per annum to 1.00% per annum - in the case of the Base Rate and from 3.25% per annum to 2.00% per annum - in the case of the Eurodollar Rate and (b) included a "call protection" provision which stated that in the event the loan was repriced or any portion of the loans were prepaid, repaid, refinanced, substituted, or replaced on or prior July 3, 2018, such prepayment, acceleration, repayment, refinancing, substitution or replacement would be made at 101% of the principal amount so prepaid, repaid, refinanced, substituted or replaced. After July 3, 2018 any such transaction would occur at 100% of the principal amount of the then outstanding loans. There were no such transactions prior to July 3, 2018.

Debt Covenants and Restrictions
DPL’s revolving credit agreement has two financial covenants. The first financial covenant, a Total Debt to EBITDA ratio, is calculated at the end of each fiscal quarter by dividing total debt at the end of the current quarter by consolidated EBITDA for the four prior fiscal quarters. The ratio in the agreements is not to exceed 7.00 to 1.00. As of December 31, 2019, this financial covenant was met with a ratio of 5.83 to 1.00.

The second financial covenant is an EBITDA to Interest Expense ratio that is calculated, at the end of each fiscal quarter, by dividing EBITDA for the four prior fiscal quarters by the consolidated interest charges for the same period. The ratio, per the agreement, is to be not less than 2.25 to 1.00 for any fiscal quarter. As of December 31, 2019, this financial covenant was met with a ratio of 3.20 to 1.00.

DPL’s secured revolving credit agreement also restricts dividend payments from DPL to AES, such that DPL cannot make dividend payments unless at the time of, and/or as a result of the distribution, (i) DPL’s leverage ratio does not exceed 0.67 to 1.00 and DPL’s interest coverage ratio is not less than 2.50 to 1.00 or, if such ratios are not within the parameters, (ii) DPL’s senior long-term debt rating from two of the three major credit rating agencies is at least investment grade. As a result, as of December 31, 2019, DPL was prohibited from making a distribution to its shareholder or making a loan to any of its affiliates (other than its subsidiaries).

DP&L’s Bond Purchase and Covenants Agreement (financing document entered into in connection with the sale of $200.0 million of variable rate tax-exempt First Mortgage Bonds, dated as of August 1, 2015) has two financial covenants. The first measures Total Debt to Total Capitalization and is calculated, at the end of each fiscal quarter, by dividing total debt at the end of the quarter by total capitalization at the end of the quarter. DP&L’s Total Debt to Total Capitalization ratio shall not be greater than 0.65 to 1.00; except that the ratio is suspended as DP&L’s long-term indebtedness is less than or equal to $750.0 million. This financial covenant was met with a ratio of 0.57 to 1.00 as of December 31, 2019.

The second financial covenant measures EBITDA to Interest Expense. The Total Consolidated EBITDA to Consolidated Interest Charges ratio is calculated, at the end of each fiscal quarter, by dividing consolidated EBITDA for the four prior fiscal quarters by the consolidated interest charges for the same period. The ratio, per the agreement, is to be not less than 2.50 to 1.00. This covenant was met with a ratio of 8.51 to 1.00 as of December 31, 2019.

DP&L's unsecured revolving credit facility has one financial covenant. The covenant measures Total Debt to Total Capitalization and is calculated, at the end of each fiscal quarter, by dividing total debt at the end of the quarter by total capitalization at the end of the quarter. DP&L’s Total Debt to Total Capitalization ratio shall not be greater than 0.67 to 1.00. This financial covenant was met with a ratio of 0.57 to 1.00 as of December 31, 2019.

DP&L does not have any meaningful restrictions in its debt financing documents prohibiting dividends to its parent, DPL. As of December 31, 2019, DP&L and DPL were in compliance with all debt covenants, including the financial covenants described above.

Substantially all property, plant & equipment of DP&L is subject to the lien of the mortgage securing DP&L’s First and Refunding Mortgage. All generation assets were released from the lien of DP&L's first and refunding mortgage in connection with the completion of Generation Separation on October 1, 2017.